JPMorgan Fundamental Data Science Mid Core ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.2%
Aerospace & Defense — 3.0%
HEICO Corp., Class A	410	86,498
Howmet Aerospace, Inc.	804	104,303
		190,801
Banks — 3.6%
Fifth Third Bancorp	356	13,955
First Citizens BancShares, Inc., Class A	12	22,250
First Horizon Corp.	3,322	64,513
M&T Bank Corp.	392	70,070
Regions Financial Corp.	2,566	55,759
		226,547
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc. *	177	47,794
Natera, Inc. *	461	65,190
Sarepta Therapeutics, Inc. *	244	15,572
Viking Therapeutics, Inc. *	170	4,105
		132,661
Building Products — 2.2%
AAON, Inc.	370	28,908
Carlisle Cos., Inc.	139	47,330
Fortune Brands Innovations, Inc.	622	37,867
Masco Corp.	317	22,044
		136,149
Capital Markets — 5.0%
Ares Management Corp.	308	45,156
LPL Financial Holdings, Inc.	74	24,208
MSCI, Inc.	68	38,454
Northern Trust Corp.	415	40,940
Raymond James Financial, Inc.	605	84,041
Robinhood Markets, Inc., Class A *	161	6,701
State Street Corp.	646	57,836
Tradeweb Markets, Inc., Class A	115	17,073
		314,409
Chemicals — 2.1%
Axalta Coating Systems Ltd. *	1,099	36,454
Chemours Co. (The)	1,901	25,720
Dow, Inc.	804	28,076
Element Solutions, Inc.	1,047	23,673
LyondellBasell Industries NV, Class A	271	19,078
		133,001
Construction & Engineering — 1.1%
Quanta Services, Inc.	264	67,104

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 1.3%
Eagle Materials, Inc.	150	33,290
Martin Marietta Materials, Inc.	101	48,291
		81,581
Consumer Finance — 1.0%
Discover Financial Services	351	59,916
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	587	66,976
Performance Food Group Co. *	676	53,154
US Foods Holding Corp. *	704	46,084
		166,214
Containers & Packaging — 1.9%
AptarGroup, Inc.	342	50,746
Ball Corp.	438	22,806
Packaging Corp. of America	236	46,733
		120,285
Distributors — 1.0%
Genuine Parts Co.	113	13,463
LKQ Corp.	861	36,627
Pool Corp.	42	13,371
		63,461
Electric Utilities — 2.9%
Entergy Corp.	656	56,081
PG&E Corp.	3,024	51,952
Xcel Energy, Inc.	1,074	76,029
		184,062
Electrical Equipment — 0.7%
AMETEK, Inc.	150	25,821
Hubbell, Inc.	50	16,546
		42,367
Electronic Equipment, Instruments & Components — 1.5%
TD SYNNEX Corp.	379	39,401
Teledyne Technologies, Inc. *	43	21,401
Zebra Technologies Corp., Class A *	125	35,320
		96,122
Energy Equipment & Services — 1.0%
TechnipFMC plc (United Kingdom)	1,949	61,764
Entertainment — 1.3%
Take-Two Interactive Software, Inc. *	247	51,191
Warner Bros Discovery, Inc. *	2,985	32,029
		83,220

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 2.1%
Block, Inc. *	886	48,136
Fidelity National Information Services, Inc.	1,150	85,882
		134,018
Food Products — 1.8%
Archer-Daniels-Midland Co.	288	13,827
General Mills, Inc.	568	33,961
Hershey Co. (The)	205	35,061
Post Holdings, Inc. *	286	33,279
		116,128
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	295	43,645
Saia, Inc. *	128	44,727
		88,372
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	192	13,112
Envista Holdings Corp. *	2,258	38,973
GE HealthCare Technologies, Inc.	389	31,396
QuidelOrtho Corp. *	457	15,981
		99,462
Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	569	78,391
Encompass Health Corp.	577	58,439
Humana, Inc.	117	30,958
Quest Diagnostics, Inc.	316	53,467
		221,255
Health Care REITs — 0.7%
Ventas, Inc.	658	45,244
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	2,215	31,475
Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.	286	59,419
Expedia Group, Inc.	278	46,732
Hilton Worldwide Holdings, Inc.	315	71,678
Las Vegas Sands Corp.	658	25,419
Royal Caribbean Cruises Ltd.	282	57,934
		261,182
Household Durables — 1.2%
Garmin Ltd.	225	48,855
Toll Brothers, Inc.	280	29,565
		78,420
Household Products — 0.3%
Church & Dwight Co., Inc.	179	19,706

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	69	8,103
Industrial REITs — 0.7%
EastGroup Properties, Inc.	267	47,032
Insurance — 4.7%
Arch Capital Group Ltd.	727	69,923
Arthur J Gallagher & Co.	103	35,560
Hartford Insurance Group, Inc. (The)	568	70,278
Loews Corp.	648	59,558
Prudential Financial, Inc.	192	21,442
RLI Corp.	463	37,193
		293,954
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	631	48,271
Gartner, Inc. *	99	41,554
MongoDB, Inc. *	99	17,365
		107,190
Life Sciences Tools & Services — 1.8%
IQVIA Holdings, Inc. *	231	40,725
Mettler-Toledo International, Inc. *	36	42,513
West Pharmaceutical Services, Inc.	131	29,328
		112,566
Machinery — 2.9%
AGCO Corp.	246	22,772
Dover Corp.	384	67,461
IDEX Corp.	210	38,004
Westinghouse Air Brake Technologies Corp.	318	57,669
		185,906
Media — 1.1%
Charter Communications, Inc., Class A *	115	42,381
Trade Desk, Inc. (The), Class A *	492	26,922
		69,303
Metals & Mining — 0.4%
Alcoa Corp.	813	24,797
Multi-Utilities — 3.1%
CMS Energy Corp.	1,007	75,636
Public Service Enterprise Group, Inc.	246	20,246
WEC Energy Group, Inc.	907	98,845
		194,727
Oil, Gas & Consumable Fuels — 4.5%
Cheniere Energy, Inc.	214	49,520
Coterra Energy, Inc.	2,014	58,205
Diamondback Energy, Inc.	429	68,588

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc.	249	24,023
Williams Cos., Inc. (The)	1,439	85,995
		286,331
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	900	39,240
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	331	41,094
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	326	34,093
Leidos Holdings, Inc.	227	30,631
Paylocity Holding Corp. *	119	22,294
SS&C Technologies Holdings, Inc.	748	62,480
		149,498
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	408	53,358
Residential REITs — 2.4%
AvalonBay Communities, Inc.	245	52,582
Equity LifeStyle Properties, Inc.	713	47,557
Mid-America Apartment Communities, Inc.	309	51,782
		151,921
Retail REITs — 0.8%
Regency Centers Corp.	726	53,550
Semiconductors & Semiconductor Equipment — 2.1%
Entegris, Inc.	473	41,378
Microchip Technology, Inc.	918	44,441
ON Semiconductor Corp. *	444	18,066
Teradyne, Inc.	362	29,901
		133,786
Software — 5.7%
AppLovin Corp., Class A *	167	44,250
Confluent, Inc., Class A *	430	10,079
Datadog, Inc., Class A *	238	23,612
Fair Isaac Corp. *	7	12,909
HubSpot, Inc. *	80	45,703
Manhattan Associates, Inc. *	182	31,493
nCino, Inc. *	290	7,966
Nutanix, Inc., Class A *	453	31,624
Palantir Technologies, Inc., Class A *	921	77,733
Tyler Technologies, Inc. *	123	71,511
		356,880
Specialized REITs — 2.1%
CubeSmart	1,054	45,017

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
SBA Communications Corp.	226	49,722
Weyerhaeuser Co.	1,297	37,976
		132,715
Specialty Retail — 2.9%
Bath & Body Works, Inc.	1,030	31,230
Best Buy Co., Inc.	523	38,498
Burlington Stores, Inc. *	183	43,614
Ross Stores, Inc.	392	50,094
Tractor Supply Co.	335	18,458
		181,894
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	2,553	39,393
Super Micro Computer, Inc. * (a)	101	3,458
		42,851
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	231	50,991
Trading Companies & Distributors — 0.7%
Core & Main, Inc., Class A *	865	41,788
Total Common Stocks (Cost $5,839,859)		6,014,401
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $270,050)	270,050	270,050
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $3,395)	3,395	3,395
Total Short-Term Investments (Cost $273,445)		273,445
Total Investments — 99.5% (Cost $6,113,304)		6,287,846
Other Assets in Excess of Liabilities — 0.5%		30,452
NET ASSETS — 100.0%		6,318,298

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $3,321.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	06/20/2025	USD	293,880	(7,572)

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,287,846	$—	$—	$6,287,846
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(7,572)	$—	$—	$(7,572)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)	$—	$9,448	$6,053	$—	$—	$3,395	3,395	$16	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c)	—	589,351	319,301	—	—	270,050	270,050	7,914	—
Total	$—	$598,799	$325,354	$—	$—	$273,445		$7,930	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.